Convertible Preferred Stock, Common Stock and Warrants (Details Narrative) - USD ($)			3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 14, 2015	Apr. 10, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Sep. 08, 2014
Adjustment in redemption value					$ 93,234
Warrant liability							$ 92,463
Preferred stock, authorized									15,000,000
Unit sale price			$ .75		$ .75
Financing raised through the sale and issuance of shares of common stock					$ 88,093
Gain on warrant liability					$ 19,807
Exercise of warrants					2,779	0	0	0
Exercised warrant, per share price					$ .29		$ 0	$ 0
Restricted stock Granted					2,180,850
Restricted stock granted, per share					$ 2.30
Rubin [Member]
Restricted stock Granted					200,000
Restricted stock granted, per share					$ 2.30
Ravetch [Member]
Restricted stock Granted					131,500
Ravetch 2 [Member]
Restricted stock Granted					34,250
Restricted stock granted, per share					$ 2.30
Livingston [Member]
Restricted stock Granted					1,000,000
Restricted stock granted, per share					$ 2.30
Consulting Group [Member]
Restricted stock Granted					300,000
Cash retainer			$ 12,000		$ 12,000
Grant date fair value					$ 690,000
Consulting Group 2 [Member]
Restricted stock Granted					200,000
Grant expense					$ 460,000
Redeemable Convertible Preferred Stock Series B
Warrant liability			$ 72,656		$ 72,656		$ 92,463
Preferred stock, shares issued			0		0		1,250,000
Warrants issued			0		0		78,125
Warrant price							$ 1.57
Preferred stock converted into common shares				106,437
Common stock issued upon conversion of preferred				276,883
Deemed dividends				$ 8,655,998
MabVax Common Stock Financing [Member]
Shares issued		5,624,998		6,661,000
Unit sale price				$ 0.75
Warrants issued		4,479,167		333,000
Proceeds from issuance of preferred stock and warrants		$ 3,831,622		$ 4,714,726
Shares issued, issuance costs		387,127		281,023
Broker commissions				$ 574,000
Escrow deposit		3,500,000
Exercise of warrants	1,849,999
Exercised warrant, per share price	$ 1.50
Common stock issued upon exercise of warrants	1,219,780
Warrants outstanding			5,959,668		5,959,668
Mab Vax [Member]
Warrant liability
Series D Preferred Stock [Member]
Preferred stock, shares issued			198,147		198,147
Preferred stock, shares outstanding			198,147		198,147
Common stock issuable upon conversion of preferred			19,814,700		19,814,700
Series E Preferred Stock [Member]
Preferred stock, authorized			100,000		100,000
Preferred stock, shares issued			33,333		33,333
Preferred stock, shares outstanding			33,333		33,333
Common stock issuable upon conversion of preferred			3,333,300		3,333,300
Stated value preferred stock			$ 75		$ 75
Preferred stock conversion price			$ .75		$ .75
Series E Preferred Stock [Member] | MabVax Common Stock Financing [Member]
Proceeds from issuance of preferred stock and warrants		2,500,000
Series E Preferred Stock [Member] | MabVax Common Stock Financing [Member] | OPKO [Member]
Proceeds from issuance of preferred stock and warrants		$ 2,500,000
Series A-1 Convertible Preferred Stock [Member]
Preferred stock, authorized			2,763,000		2,763,000		2,763,000
Preferred stock, shares issued							1,593,389
Preferred stock, shares outstanding							1,593,389
Warrants issued			1,280,047		1,280,047
Warrant price			$ 3.62		$ 3.62
Preferred stock converted into common shares				64,019
Common stock issued upon conversion of preferred				38,456
Deemed dividends				$ 9,017,512
Series A-1 Convertible Preferred Stock [Member] | Warrant [Member]
Deemed dividends					$ 179,411
Series C Convertible Preferred Stock [Member]
Preferred stock, authorized			200,000		200,000		200,000
Preferred stock, shares issued							96,571
Preferred stock, shares outstanding							96,571
Preferred stock converted into common shares				96,571
Common stock issued upon conversion of preferred				120,714